Revenue - Summary of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenue [abstract]
Gold credit sales	$ 159,272	$ 117,873	$ 318,794	$ 263,991
Concentrate sales	0	997	0	5,279
Revenue from sale of gold	159,272	118,870	318,794	269,270
Silver credit sales	62,526	48,446	132,033	100,097
Concentrate sales	16,616	14,867	31,027	30,377
Revenue from sale of silver	79,142	63,313	163,060	130,474
Palladium credit sales	9,540	7,283	20,890	14,771
Total sales revenue	$ 247,954	$ 189,466	$ 502,744	$ 414,515
Gold
Gold credit sales	64.00%	62.00%	64.00%	64.00%
Concentrate sales	0.00%	1.00%	0.00%	1.00%
Revenue from sale	64.00%	63.00%	64.00%	65.00%
Silver
Silver credit sales	25.00%	25.00%	26.00%	24.00%
Concentrate sales	7.00%	8.00%	6.00%	7.00%
Revenue from sale	32.00%	33.00%	32.00%	31.00%
Palladium
Palladium credit sales	4.00%	4.00%	4.00%	4.00%
Total sales revenue	100.00%	100.00%	100.00%	100.00%